Promissory Notes Payable – Related Party Officer and his Affiliates (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2023	Sep. 30, 2022	Apr. 25, 2022	Jan. 25, 2022	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 26, 2023	Oct. 24, 2023	Aug. 12, 2023	Aug. 04, 2023	Jul. 17, 2023	May 02, 2023	Apr. 12, 2023	Sep. 30, 2018	Sep. 30, 2016
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Advance amount		$ 150,000			$ 224,000	$ 224,000	$ 150,000	$ 90,400
Lowered interest rates, percentage	26.00%					10.00%						14.00%
Interest		44,845					10,783
Notes payable		13,537				$ 0	13,537						$ 85,000			$ 900,000
Interest rate						2.00%
Additional paid in capital					1,363,100	$ 1,363,100
Percentage of advance fee	10.00%
Borrowed amount					47,408
Repaid amount					47,575
Principal amount		224,000				183,259	224,000		$ 3,400		$ 183,259	$ 90,400		$ 8,676,957	$ 4,788,642
Ekimnel [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Principal amount										$ 8,676,957
Accrued Interests					8,787,875	8,700,254
Promissory Note [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Principal amount						8,676,957				$ 8,676,957
Bantec, Inc [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Accrued interest						23,297
HowCo [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Maturity term	1 year
Outstanding balance amount					$ 40,320	40,320
Line of Credit [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Lowered interest rates, percentage	26.00%				2.00%
Promissory Note [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Promissory notes issued			$ 50,000	$ 75,000
Payments			1,570	3,870
Interest			$ 28,500	$ 21,750			18,945
Notes payable		$ 0					$ 0
Chief Executive Officer [Member] | Letter of Credit [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Advance amount	$ 100,000
Chief Executive Officer [Member] | Line of Credit [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Daily interest, percentage	0.07%
Advance amount	$ 100,000
Bantec, Inc [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Advances paid						133,000
Notes payable repaid						68,258
Outstanding balance						64,742
Fees and interest charged						4,576
Outstanding balance amount					$ 64,575
Bantec Sanitizing LLC [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Advances paid						14,562
Notes payable repaid						14,562
Outstanding balance						0
Fees and interest charged						1,664
HowCo [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates [Line Items]
Advances paid						75,000
Notes payable repaid						42,250
Outstanding balance						40,320
Fees and interest charged						7,570
Weekly payments						$ 3,250